Accounts and transactions with related parties (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Directors [Member]
Statement [Line Items]
Audit's Committee	$ 47,386	$ 29,185	$ 23,222
Directors Committee	47,154	35,179	23,470
Attendance meetings fee	1,266,892	952,490	962,074
Dividend Participation	6,038,934	2,270,840	2,137,753
Chief Executive [Member]
Statement [Line Items]
Directors Committee	13,650	16,457	14,195
Attendance meetings fee	190,080	178,913	177,927
Dividend Participation	$ 18,541	$ 22,144	$ 32,692